Decommissioning provision (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Schedule of Changes in Decommissioning Provision
	December 31,	December 31,
	2018	2017

Provisions, beginning of year	$3,948	$3,829
Decommissioning costs and change in estimates	(353)	(66)
Accretion on decommissioning provision	196	185
Provisions, end of year	$3,791	$3,948